IFRS 7 - Disclosure - Liquidity Risk - Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	$ 381,336	$ 372,042
Toronto-Dominion Bank [member]
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	143,442	136,544
Bank subsidiaries [member]
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	222,088	217,565
Foreign branches [member]
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	$ 15,806	$ 17,933